Other current liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities
Note 21 - Other current assets
Other current assets for the Group were as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
Value added tax receivables	121,306	62,970
Prepaid expenses and accrued income	35,856	31,444
Advances to suppliers	16,452	3,337
Other current assets	30,614	11,996
Insurance recovery assets	10,000	—
Total	$214,228	$109,747
As of December 31, 2023, prepaid expenses and accrued income consisted primarily of prepaid insurance expenses, and other current receivables consisted primarily of accruals for future value added tax ("VAT") receivables where Polestar recognizes an asset for a future VAT receivable when it sells a vehicle under a repurchase commitment. As of December 31, 2022, prepaid expenses and accrued income consisted primarily of prepaid insurance and accrued income related to carbon credits.
Note 24 - Other current and non-current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
Accrued expenses	125,384	157,892
Liabilities related to assets under construction	111,120	14,266
VAT liabilities	88,520	78,942
Liabilities related to repurchase commitments	58,482	73,241
Refund liabilities	48,132	17,961
Personnel related liabilities	37,518	28,816
Accrued interest	10,090	2,613
Other liabilities	10,501	8,644
Total	$489,747	$382,375
Other non-current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
Liabilities related to repurchase commitments	61,182	13,106
Liabilities related to assets under construction	53,024	76,386
Refund liabilities	1,251	1,702
Other liabilities	11,966	14,753
Total	$127,423	$105,947
Accrued expenses were mainly related to marketing and product development; personnel related liabilities consisted of wages, salaries, and other benefits payable.